Inventories	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
INVENTORIES	INVENTORIES
8.1    Accounting policies
Inventory balances mainly comprise materials for maintenance and replacement of flight equipment parts. Inventories are measured at average acquisition cost plus expenses such as non-recoverable taxes, customs expenses, and transportation expenses. Expenses with freight on transfers between operational bases are not capitalized. Provisions for obsolescence of inventories are recorded for items not expected to be realized.
8.2    Breakdown of inventories

	December 31,
Description	2022	2021

Maintenance materials and parts	741,101	597,204
Flight attendance and uniforms	21,922	13,655
Provision for losses	(41,285)	(38,935)
Total, net	721,738	571,924
Set out below is the movement of the provision for inventory losses:

	December 31,
Description	2022	2021

Balances at the beginning of the year	(38,935)	(49,153)
Additions	(5,652)	(10,681)
Write-offs	3,302	2,566
Reversal of impairment	—	18,333
Balances at the end of the year	(41,285)	(38,935)